Common Stock - Summary of common stock reserved for future issuance (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	Dec. 31, 2021 shares
Redeemable convertible preferred stock
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	141,430,910
Convertible debt with accrued interest
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10,042,251
Options to purchase common stock
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	29,752,443
Common Stock Warrants [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	311,563
Preferred Stock Warrants [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	954,634
Previously Reported [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	182,491,801